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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                 November 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:   $  310,149
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number            Name


	 1    	28- 10514                       Charles Jobson
     	----	--------------------------      --------------------------




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                                                     FORM 13F INFORMATION TABLE


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                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SOLE)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------



AERCAP HOLDINGS NV                  SHS           N00985106     $16,467     1,552,040  SH          SHARED       1          1,552,040
AFC ENTERPRISES INC                 COM           00104Q107     $1,904        262,212  SH          SHARED       1            262,212
BARRICK GOLD CORP                   COM           067901108     $28,293       770,100  SH          SHARED       1            770,100
CAREER EDUCATION CORP               COM           141665109     $19,524     1,194,152  SH          SHARED       1          1,194,152
FAMILYMEDS GROUP INC                COM           30706T209     $61           218,775  SH          SHARED       1            218,775
FIRST MARBLEHEAD CORP               COM           320771108     $7,003      2,812,394  SH          SHARED       1          2,812,394
GAMETECH INTERNATIONAL INC          COM           36466D102     $2,042        782,275  SH          SHARED       1            782,275
GAMMON GOLD INC                     COM           36467T106     $5,122        692,117  SH          SHARED       1            692,117
GOLD FIELDS LTD NEW                 SPONS ADR     38059T106     $7,603        792,820  SH          SHARED       1            792,820
GOLDCORP INC NEW                    COM           380956409     $9,269        293,040  SH          SHARED       1            293,040
GT SOLAR INTL INC                   COM           3623E0209     $814           75,050  SH          SHARED       1             75,050
KINROSS GOLD CORP                   COM NO PAR    496902404     $24,205     1,501,534  SH          SHARED       1          1,501,534
LAN AIRLINES SA                     SPONS ADR     501723100     $114           10,000  SH          SHARED       1             10,000
MINEFINDERS LTD                     COM           602900102     $3,858        511,004  SH          SHARED       1            511,004
NATURES SUNSHINE PRODUCTS           COM           639027101     $15,156     1,825,973  SH          SHARED       1          1,825,973
OLIN CORP                           COM PAR $1    680665205     $41,871     2,158,290  SH          SHARED       1          2,158,290
SK TELECOM LTD                      SPONS ADR     78440P108     $50,492     2,682,888  SH          SHARED       1          2,682,888
SPDR GOLD TRUST                     GOLD SHS      78463V107     $61,676       725,000      CALL    SHARED       1            725,000
VALASSIS COMMUNICATIONS INC         COM           918866104     $14,675     1,694,588  SH          SHARED       1          1,694,588


                                                                $310,149

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